UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21396
                        ---------------------------------
                       Investment Company Act file number

                 Excelsior Absolute Return Fund of Funds, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                               Stamford, CT 06905
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: 3/31/2004
                        ----------
Date of reporting period: 3/31/2004
                         -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS, LLC
Financial Statements
With Report of Independent Registered Public Accounting Firm
Period from December 1, 2003 (Commencement of Operations) to March 31, 2004

                 Excelsior Absolute Return Fund of Funds, LLC
                              Financial Statements






  Period from December 1, 2003 (Commencement of Operations) to March 31, 2004







                                    Contents

Report of Independent Registered Public Accounting Firm................ 1

Statement of Assets, Liabilities and Members' Equity - Net Assets...... 2

Statement of Operations................................................ 3

Statement of Changes in Members' Equity - Net Assets................... 4

Statement of Cash Flows................................................ 5

Notes to Financial Statements.......................................... 6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Members and Board of Managers of
Excelsior Absolute Return Fund of Funds, LLC

We have audited the accompanying statement of assets, liabilities and members' equity - net assets of Excelsior Absolute Return Fund of Funds, LLC (the "Fund") as of March 31, 2004, and the related statements of operations, cash flows and changes in members' equity - net assets for the period from December 1, 2003 (commencement of operations) to March 31, 2004. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Excelsior Absolute Return Fund of Funds, LLC at March 31, 2004, the results of its operations, its cash flows and changes in its members' equity - net assets for the period from December 1, 2003 (commencement of operations) to March 31, 2004, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
May 24, 2004

                                    Excelsior Absolute Return Fund of Funds, LLC
               Statement of Assets, Liabilities and Members' Equity - Net Assets
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

ASSETS

Investment in Excelsior Absolute Return Fund of Funds Master
         Fund, LLC at fair value (cost $76,256,144)                  $79,676,252
Cash and cash equivalents                                                  1,000
Advance investment in Excelsior Absolute Return
         Fund of Funds Master Fund, LLC                               38,995,000
Due from Advisor                                                          52,089
--------------------------------------------------------------------------------

Total Assets                                                         118,724,341
--------------------------------------------------------------------------------

LIABILITIES

Member interests received in advance                                  38,995,000
Advisor management fee payable                                            97,789
Professional fees payable                                                 20,000
Administration fees payable                                               19,303
--------------------------------------------------------------------------------

Total Liabilities                                                     39,132,092
--------------------------------------------------------------------------------

Net Assets                                                           $79,592,249
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital subscriptions - net                                       $ 75,811,208
  Net unrealized appreciation on investments                           3,781,041
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                         $79,592,249
--------------------------------------------------------------------------------







 The accompanying notes and attached audited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                                         Statement of Operations
--------------------------------------------------------------------------------
     Period from December 1, 2003 (Commencement of Operations) to March 31, 2004
--------------------------------------------------------------------------------

Net investment Loss allocated from
     Excelsior Absolute Return Fund of Funds
     Master Fund, LLC:

     Interest                                                        $    4,834
     Expenses                                                          (373,876)
--------------------------------------------------------------------------------

         Net investment loss allocated from Excelsior Absolute
         Return Fund of Funds Master Fund, LLC                         (369,042)
--------------------------------------------------------------------------------

Fund Expenses:

     Advisor management fees                                            120,363
     Organizational costs                                               281,581
     Professional fees                                                   46,317
     Administration fees                                                 23,818
     Board of Managers' fees                                             19,500
     Miscellaneous                                                          200
--------------------------------------------------------------------------------

          Total Expenses                                                491,779
--------------------------------------------------------------------------------

     Expenses reimbursed by the Advisor                                (449,109)
--------------------------------------------------------------------------------

          Net Expenses                                                   42,670
--------------------------------------------------------------------------------

          Net Investment Loss                                          (411,712)
--------------------------------------------------------------------------------

Realized and unrealized gain on investments allocated from Excelsior Absolute Return Fund of Funds Master Fund, LLC:

Net realized gain on investments                                          8,109
Net unrealized appreciation on investments                            3,781,041

--------------------------------------------------------------------------------

Net Realized and Unrealized Gain on Investments                       3,789,150
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS
                  DERIVED FROM OPERATIONS                            $3,377,438
--------------------------------------------------------------------------------


 The accompanying notes and attached audited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                            Statement of Changes in Members' Equity - Net Assets
--------------------------------------------------------------------------------
     Period from December 1, 2003 (Commencement of Operations) to March 31, 2004
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                                                  $ (411,712)
Net realized gain on investments                                          8,109
Net unrealized appreciation on investments                            3,781,041
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
                 Derived from Operations                               3,377,438
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Member subscriptions                                                  76,279,718
Member interests repurchased                                                   -
Offering costs                                                          (64,907)
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
                 Derived From Capital Transactions                   76,214,811
--------------------------------------------------------------------------------

Net Increase in Members' Equity - Net Assets                         79,592,249

MEMBERS' EQUITY - NET ASSETS
       AT BEGINNING OF PERIOD                                                 -
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
       AT END OF PERIOD                                             $79,592,249
--------------------------------------------------------------------------------







 The accompanying notes and attached audited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                                         Statement of Cash Flows
--------------------------------------------------------------------------------
     Period from December 1, 2003 (Commencement of Operations) to March 31, 2004
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
   derived from operations                                          $ 3,377,438
Adjustments to reconcile net increase in members' equity -
   net assets derived from operations to net cash used in
   operating activities:
      Net unrealized appreciation on investment allocated from
        Excelsior Absolute Return Fund of Funds Master Fund, LLC     (3,781,041)
      Net realized gain on investment allocated from Excelsior
        Absolute Return Fund of Funds Master Fund, LLC                   (8,109)
      Net investment loss allocated from Excelsior Absolute
        Return Fund of Funds Master Fund, LLC                           369,042
      Purchases of investment in Excelsior Absolute Return
        Fund of Funds Master Fund, LLC                              (76,256,144)
      Increase in advance investment in Excelsior Absolute
        Return Fund of Funds Master Fund, LLC                       (38,995,000)
      Increase in due from Advisor                                      (52,089)
      Increase in Advisor management fee payable                         97,789
      Increase in professional fees payable                              20,000
      Increase in administration fees payable                            19,303
--------------------------------------------------------------------------------

Net Cash Used in Operating Activities                              (115,208,811)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions                                  115,274,718
Payments for member interests repurchased                                     -
Offering costs paid                                                     (64,907)
--------------------------------------------------------------------------------

Net Cash Provided by Financing Activities                           115,209,811
--------------------------------------------------------------------------------

Net increase in cash and cash equivalents                                 1,000
Cash and cash equivalents at beginning of period                              -
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Period                           $    1,000
--------------------------------------------------------------------------------




 The accompanying notes and attached audited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                                   Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

1. Organization

Excelsior Absolute Return Fund of Funds, LLC (the "Fund") was organized as a limited liability company under the laws of Delaware on June 17, 2003, and commenced operations on December 1, 2003. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to provide long-term, risk-adjusted absolute returns in a variety of capital market conditions. The Fund pursues its investment objective by investing substantially all of its assets in Excelsior Absolute Return Fund of Funds Master Fund, LLC, (the "Company"), a closed-end, non-diversified, management investment company which has the same investment objective as the Fund. The Company seeks to achieve its investment objective by investing its assets primarily in private investment limited partnerships or limited liability companies and other similar investment vehicles (collectively, "Investment Funds") that are managed by investment managers utilizing a broad range of alternative investment strategies.

The financial statements of the Company, including the Schedule of Investments, are attached to this report and should be read with the Fund's financial statements. The percentage of the Company's members' equity owned by the Fund at March 31, 2004 was 95.96%.

U.S. Trust Hedge Fund Management, Inc. serves as the investment advisor of the Company (the "Advisor"). The Advisor is a wholly-owned subsidiary of U.S. Trust Corporation, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Advisor provides various management and administrative services to the Company and the Fund.

The Fund's Board of Managers (the "Managers") has overall responsibility to manage and supervise the operations of the Fund and the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business.

Initial and additional subscriptions for investment interests by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Managers may determine. The Managers reserve the right to reject any application for interests in the Fund. The Fund may, from time to time, offer to repurchase interests from members pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Managers, in their sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Manager.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

1. Organization (continued)

The Advisor expects that, generally, it will recommend to the Managers that the Fund offer to repurchase interests from members as of December 31, 2004 and, thereafter, twice in each year, at June 30th and December 31st. Members can only transfer or assign their Fund interests under certain limited circumstances, or with the written consent of the Managers, which may be withheld in their sole discretion.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Fund is determined by, or at the direction of, the Advisor as of the close of business at the end of any fiscal period (as defined in the Fund's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Managers.

The Fund records its investment in the Company at fair value and is represented by the Fund's proportionate interest in the Company's members' equity - net assets at March 31, 2004. Valuation of investments held by the Company is discussed in the notes to the Company's financial statements attached to this report.

The net unrealized appreciation on investments, which is included in the components of Members' Equity - Net Assets on the Statement of Assets, Liabilities and Members' Equity - Net Assets, reflects the Fund's allocated share of the Company's net unrealized gain on investments. However, the total unrealized gain on the Fund's investment in the Company includes cumulative allocated net investment loss and net realized gain, which both are included in Capital Subscriptions - Net.

Advance investment in Excelsior Absolute Return Fund of Funds Master Fund, LLC of $38,995,000 represents amounts transferred to the Company prior to or as of March 31, 2004 relating to investments to be made effective April 1, 2004 pursuant to the Company's limited liability agreement.

Distributions received from the Company, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and, if any, any excess as a realized gain from investments.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

b. Company Expenses

The Fund bears its own expenses and, indirectly, bears a pro rata portion of the Company's expenses, including, but not limited to: fees paid directly or indirectly to the investment managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; certain legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the Fund's administrator; costs of insurance; the advisory management fee; travel and related expenses of Managers; all costs with respect to communications regarding the Fund's transactions among the Advisor and any custodian or other agent engaged by the Fund; and other types of expenses approved by the Managers.

The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement"), under which the Advisor has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund, to the extent necessary to limit the ordinary operating expenses of the Fund, including organizational and offering costs and the proportionate share of the Company's expenses to 2% per annum of the Fund's average monthly net assets. In consideration of the Advisor's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Advisor in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred, and will reimburse the Advisor such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation.

As of March 31, 2004, and for the period then ended, the Advisor has paid $397,020 of expenses and costs on behalf of the Fund and has agreed to reimburse an additional $52,089 of expenses of the Fund per the Expense Limitation Agreement. The Fund will carry forward these amounts and reimburse the Advisor as promptly as possible pursuant to the Expense Limitation Agreement. The reimbursement of these expenses is reasonably possible, but is dependent on future levels of members' equity - net assets and expenses of the Fund.

c.  Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Fund. Each member is individually required to report on its own tax return its share of the Fund's taxable income or loss. The Fund has a tax year end of December 31.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

c. Income Taxes (continued)

For the period from December 1, 2003 (Commencement of Operations) to March 31, 2004, the Fund reclassified $411,712 and $8,109 from accumulated net investment loss and realized gain from investments to capital subscriptions - net. This reclassification was a result of permanent book-to-tax differences to reflect, as an adjustment to net capital subscribed, the amounts of taxable income or loss that have been allocated to the Fund's members and had no effect on net assets.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Fund for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all members as of the last day of the fiscal period in accordance with each member's respective investment percentages for the fiscal period, as defined in the Fund's Limited Liability Company Agreement.

d. Other

Cash and cash equivalents consist of monies invested in a PFPC interest-bearing account. Interest income is recorded on the accrual basis.

The Fund records its proportionate share of the Company's investment income, expenses and realized and unrealized gain and losses.

3. Management Fee, Related Party Transactions and Other

As of March 31, 2004, the Fund's employees and affiliates have a combined interest of approximately 2.74% of the Fund's members' equity. As of March 31, 2004, two members own a combined interest of approximately 23.67% of the Fund's members' equity - net assets - net assets.

The Advisor provides certain investment advisory services and incurs travel and other expenses related to the selection and monitoring of investment managers for the Company's Investment Funds. Further, the Advisor provides certain management and administrative services to the Fund including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Fund pays the Advisor a quarterly management fee at an annual rate of 0.5% of the Fund's net assets on the first business day of each quarter after adjustments for any subscriptions effective on that date. For the period from December 1, 2003 (Commencement of Operations) to March 31, 2004, the management fee was $120,363, of which $97,789 was payable as of March 31, 2004.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

3. Management Fee, Related Party Transactions and Other (continued)

Each Manager, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 ($2,500 for the initial period) plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Fund. All Managers are reimbursed by the Fund for all reasonable out-of-pocket expenses. The Fund incurred $19,500 of such expense for the period from December 1, 2003 (Commencement of Operations) to March 31, 2004.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

5. Financial Highlights

The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the period from December 1, 2003 (Commencement of Operations) through March 31, 2004:

Net assets, end of period                                          $ 79,592,249
Ratio of net investment loss to average
    members' equity - net assets (a),(c)                               (0.60%)
Ratio of total expenses to average
    members' equity - net assets (a),(c),(d)                            1.25%

Ratio of net expenses to average members' equity - net assets           0.59%

Total return (a),(b)                                                    4.85%

(a) The ratios and total return are not annualized for the period.
(b) Total return assumes a purchase of an interest in the Fund on the first day and a sale of interest on the last day of the period.
(c) The ratio reflects the income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Company.
(d) The expense ratio is before the waiver of fees and reimbursement of expenses by the Advisor.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

6. Subsequent Events

As of March 31, 2004, the Fund received subscriptions from members in the amount of $38,995,000, which is reflected as member interests received in advance on the Statement of Assets, Liabilities, and Members' Equity - Net Assets. These subscriptions will become interests in the Fund effective April 1, 2004. The Fund also invested $38,871,218 in the Company as of April 1, 2004.

7. Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8.Fund Management (Unaudited)

Information pertaining to the Board of Managers and officers of the Fund is set forth below:
                                                                   Number of
                             Term of                               Portfolios in
                Position(s)  Office and   Principal                Fund Complex
Name, Address   Held with    Length of    Occupation During        Overseen by
and Age         the Company  Time Served  Past Five Years          Manager
--------------------------------------------------------------------------------
                             Disinterested Managers

Virginia G.     Manager      Term -       Partner, Blue Rock (8/95     3
Bonker,                      Indefinite   to present);   Also a
230 Lackwanna                Length       manager of Excelsior
Dr. Andover,                 - since      Buyout Investors LLC and
NJ 07821                     June 203     Excelsior Absolute Return
Age 39                                    Fund of Funds Master
                                          Fund,LLC.

Jonathan B.     Manager      Term -       Non-Executive Chairman       3
Bulkeley,                    Indefinite   of QXL, PLC (2/98 to
1133 5th Ave.,               Length       present); Chairman and
Apt. 3                       - since      CEO, Lifeminders (2/01
New York, NY                 June 2003    to 10/01); Non-Executive
10128                                     Chairman, Logikeep (3/01
Age 43                                    to 10/01); CEO,
                                          barnesandnoble.com
                                          (12/98 to 1/00);
                                          Managing Director and
                                          V.P., AOL (3/93 to
                                          12/98).  Also a manager
                                          of Excelsior Buyout
                                          Investors LLC and
                                          Excelsior Absolute Return
                                          Fund of Funds Master
                                          Fund, LLC.

Thomas F.       Manager      Term -       Managing Partner,            3
McDevitt,                    Indefinite   Edgewood Capital Partners
Edgewood                     Length       (5/02 to present);
Capital                      - June       Managing Director,
1055 Summer St.              2003         Societe Generale (6/98 to
Stamford, CT                              3/02); Founder and Partner,
06905                                     Meenan, McDevitt & Co.
Age 47                                    (5/91 to 5/98).  Also a
                                          manager of Excelsior
                                          Buyout Investors LLC and
                                          Excelsior Absolute Return
                                          Fund of Funds Master
                                          Fund, LLC.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2004
--------------------------------------------------------------------------------

8.     Fund Management (Unaudited) (continued)
                                                                   Number of
                             Term of                               Portfolios in
                Position(s)  Office and   Principal                Fund Complex
Name, Address   Held with    Length of    Occupation During        Overseen by
and Age         the Company  Time Served  Past Five Years          Manager
--------------------------------------------------------------------------------

                               Interested Manager

Douglas         Principal    Term -       Chair of U.S. Trust's        7
Lindgren*       Executive    Indefinite   Alternative Investments
U.S. Trust      Manager      Length       Division, Managing
Company                      - June       Director and Senior V.P.
225 High Ridge               2003         of U.S. Trust (4/95 to
Road                                      present).  Also a manager
Stamford, CT                              of Excelsior Buyout
06905                                     Investors LLC and
Age 43                                    Excelsior Absolute Return
                                          Fund of Funds Master
                                          Fund, LLC.

              Officers who are not Managers

Robert F.       Chief        Term -       Chief Financial Officer      N/A
Aufenanger      Financial    Indefinite   of U.S. Trust's
U.S. Trust      Officer      Length       Alternative Investments
Company                      - since      Division and Senior V.P.
225 High Ridge               June         of U.S. Trust (4/03 to
Road                         2003         present); Independent
Stamford, CT                              consultant to private
06905                                     equity funds (1/02 to
Age 50                                    3/03); Chief Financial
                                          Officer, Icon Holding
                                          Corp. (12/99 to 12/01);
                                          Chief Financial Officer,
                                          Partnership Group,
                                          Merrill Lynch & Co.,
                                          Inc. (6/85 to 10/99).

Lee Gardella    Vice         Term -       Senior Vice President        N/A
U.S. Trust      President    Indefinite   and Vice President in
Company                      Length       U.S. Trust's Alternative
225 High Ridge               - since      Investment Division
Road                         June         (9/97 to present); Vice
Stamford, CT                 2003         President of Excelsior
06905                                     Private Equity Fund II,
Age 36                                    Inc. (10/97 to present)
                                          and Excelsior Venture
                                          Partners III, LLC (5/00
                                          to present).

Cynthia Englert Secretary    Term -       V. P. of U.S. Trust          N/A
U.S. Trust                   Indefinite   (8/01 to present);
Company                      Length       Controller, Whitney &
225 High Ridge               - since      Company (5/99 to 8/01);
Road                         June         Financial analyst,
Stamford, CT                 2003         Greenwich Capital Markets
06905                                     (7/93 to 3/99).
Age 39

 * Manager is an "interested person" (as defined by the 1940 Act) of the Fund because of his affiliation with the Advisor and its affiliates.

All officers of the Fund are employees and/or officers of the Investment
Advisor.

The SAI (or Statement of Additional Information) includes additional information about the managers of the Fund and is available upon request.


ITEM 2.   CODE OF ETHICS.
-------------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------
The Board of Managers of the registrant has determined that Virginia G. Bonker and Jonathan B. Bulkeley possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts", and has designated Ms. Bonker and Mr. Murphy as the Audit Committee's financial experts. Ms. Bonker and Mr. Murphy are "independent" Managers pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

(a) Audit Fees

The principal accountant fees for the audit of the registrant's annual financial statements and security count required under the Rule 17f-2 of the Investment Company Act of 1940 was $20,000 for the period December 1, 2003 through March 31, 2004, the initial period of operations.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the registrant during the period December 1, 2003 through March 31, 2004, the initial period of operations.

(c) Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the period December 1, 2003 through March 31, 2004, the initial period of operations.

(d) All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the period December 1, 2003 through March 31, 2004, the initial period of operations.

(e) (1)
During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the period December 1, 2003 through March 31, 2004, the initial period of operations.

(h) The registrant's audit committee of the board of managers has considered whether the provision of non-audit services that may be rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.



ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------
The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)
(A)). The entire Board of Managers is acting as the registrants' audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)).


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

A copy of the Proxy Voting Policies and Procedures is included as Attachment 2 to this form.

ITEM  8.  PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

None

ITEM  9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

There have been no changes to the procedures by which members may recommend nominees to the registrant's board of managers that would require disclosure.


ITEM 10.  CONTROLS AND PROCEDURES.
----------------------------------

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11.  EXHIBITS.
-------------------

(a)(1) CODE OF ETHICS (see Attachment 1)


(a)(2) CERTIFICATIONS


Certifications


I, Douglas A. Lindgren, certify that:

1. I have reviewed this report on Form N-CSR of Excelsior Absolute Return Fund of Funds, LLC;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: June 7, 2004              /s/ Douglas A. Lindgren
     -----------------         ------------------------------------------------
                               Douglas A. Lindgren, Principal Executive Officer


                                 CERTIFICATIONS


I, Robert Aufenanger, certify that:

1. I have reviewed this report on Form N-CSR of Excelsior Absolute Return Fund of Funds, LLC;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: June 7, 2004             /s/ Robert Aufenanger
     -----------------         ---------------------------------------------
                               Robert Aufenanger, Principal Financial Officer

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
             --------------------------------------------------------
By (Signature and Title)*   /s/ Douglas A. Lindgren
                         -------------------------------------------------
                           Douglas A. Lindren, Principal Executive Officer
Date June 7, 2004
    -----------------

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
             --------------------------------------------------------
By (Signature and Title)*   /s/ Robert Aufenanger
                         ------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer
Date June 7, 2004
    -----------------


* Print the name and title of each signing officer under his or her signature.